Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2011
Basis of Presentation and General Information
Schedule of revenue percentage by major charterer
	Year ended December 31, 2010

	2009	2010	2011

Charterer A – Drilling rig segment	27%	26%	21%
Charterer B – Drilling rig segment	-	20%	12%
Charterer C – Drilling rig segment	19%
Charterer D – Drilling rig segment	-	-	24%